Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Lincoln Funds Trust
Entity Central Index Key	0002015799
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000250824
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class A
Trading Symbol	LFTAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114Footnote Reference*	1.35%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount	$ 114	[1]
Expense Ratio, Percent	1.35%	[2]
Expenses Short Period Footnote [Text Block]	Expenses would be higher if the Fund had been in operation for the entire year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The combination of rising gold prices and income achieved through high yields provided a rewarding market environment post US election. As inflationary pressures abated, focus remained on harvesting income as well as targeting inflation resilient assets cheap in value.

  Income and price appreciation of local bonds, mostly in emerging market countries, drove the positive performance.

  Fund exposures to gold, silver and gold miners also provided good positive returns for the period, while other commodities detracted.

The rate of return over the period was in excess of the rate of US Inflation as measured by US Consumer Price Index. Fund activity in late 2024 was focused on capital preservation before a more aggressive asset allocation was adopted. Towards the end of the period new exposures were included, such as agriculture, due to their expected performance in the coming year. The tilt towards income remained in place while simultaneously increasing exposures to assets that thrive in a weak dollar environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,259	$10,213	$10,246

Average Annual Return [Table Text Block]
Sub header	Since Inception 10/1/2024
Class A	2.59%
Morningstar Emerging Markets Sovereign Bond GR USD	2.13%
U.S. Consumer Price Index Urban Consumers NSA	2.46%

Performance Inception Date	Oct. 01, 2024
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 10,371,980
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 71,109
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,371,980
# of Portfolio Holdings	120
Portfolio Turnover Rate	193%
Total Advisory Fees Paid	$71,109

Holdings [Text Block]

Asset Allocation

Sovereign Bonds	38.8%
Short-Term Investments	34.9%
Exchange-Traded Funds	9.3%
Supranational Banks	7.6%
Common Stock	2.5%
Corporate Bonds	2.3%
Money Market Funds	0.0%
Other	4.6%

Credit Quality Explanation [Text Block]	Top 5 Countries (Fixed Income)
Brazil	10.0%
Mexico	9.0%
Indonesia	5.0%
South Africa	4.6%
Hungary	4.0%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Canada	1.6%
United States	0.6%
United Kingdom	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250823
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class I
Trading Symbol	LFTEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93Footnote Reference*	1.10%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount	$ 93	[3]
Expense Ratio, Percent	1.10%	[4]
Expenses Short Period Footnote [Text Block]	Expenses would be higher if the Fund had been in operation for the entire year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The combination of rising gold prices and income achieved through high yields provided a rewarding market environment post US election. As inflationary pressures abated, focus remained on harvesting income as well as targeting inflation resilient assets cheap in value.

  Income and price appreciation of local bonds, mostly in emerging market countries, drove the positive performance.

  Fund exposures to gold, silver and gold miners also provided good positive returns for the period, while other commodities detracted.

The rate of return over the period was in excess of the rate of US Inflation as measured by US Consumer Price Index. Fund activity in late 2024 was focused on capital preservation before a more aggressive asset allocation was adopted. Towards the end of the period new exposures were included, such as agriculture, due to their expected performance in the coming year. The tilt towards income remained in place while simultaneously increasing exposures to assets that thrive in a weak dollar environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class I	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,280	$10,213	$10,246

Average Annual Return [Table Text Block]
Sub header	Since Inception 10/1/2024
Class I	2.80%
Morningstar Emerging Markets Sovereign Bond GR USD	2.13%
U.S. Consumer Price Index Urban Consumers NSA	2.46%

Performance Inception Date	Oct. 01, 2024
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 10,371,980
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 71,109
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,371,980
# of Portfolio Holdings	120
Portfolio Turnover Rate	193%
Total Advisory Fees Paid	$71,109

Holdings [Text Block]

Asset Allocation

Sovereign Bonds	38.8%
Short-Term Investments	34.9%
Exchange-Traded Funds	9.3%
Supranational Banks	7.6%
Common Stock	2.5%
Corporate Bonds	2.3%
Money Market Funds	0.0%
Other	4.6%

Credit Quality Explanation [Text Block]	Top 5 Countries (Fixed Income)
Brazil	10.0%
Mexico	9.0%
Indonesia	5.0%
South Africa	4.6%
Hungary	4.0%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Canada	1.6%
United States	0.6%
United Kingdom	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250826
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class A
Trading Symbol	LFTOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115Footnote Reference*	1.32%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount	$ 115	[5]
Expense Ratio, Percent	1.32%	[6]
Expenses Short Period Footnote [Text Block]	Expenses would be higher if the Fund had been in operation for the entire year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The US market has gained since Fund launch but the overall return masks significant short-term performance swings during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P 500 exposure via a subset that currently consists of 84 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the deviation of the equity basket relative to the index. Over the period in question, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can receive premium from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A	Morningstar US Market TR USD	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,987	$11,117	$10,521

Average Annual Return [Table Text Block]
Sub header	Since Inception 10/1/2024
Class A	9.87%
Morningstar US Market TR USD	11.17%
CBOE S&P 500 BuyWrite Index (BXM)	5.21%

Performance Inception Date	Oct. 01, 2024
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 16,607,264
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 109,089
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,607,264
# of Portfolio Holdings	112
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$109,089

Holdings [Text Block]

Asset Allocation

Common Stock	95.9%
Money Market Funds	0.0%
Options	(0.1%)
Other	4.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.3%
Software	12.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	5.9%
Banks	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250825
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class I
Trading Symbol	LFTPX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94Footnote Reference*	1.07%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount	$ 94	[7]
Expense Ratio, Percent	1.07%	[8]
Expenses Short Period Footnote [Text Block]	Expenses would be higher if the Fund had been in operation for the entire year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The US market has gained since Fund launch but the overall return masks significant short-term performance swings during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P 500 exposure via a subset that currently consists of 84 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the deviation of the equity basket relative to the index. Over the period in question, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can receive premium from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class I	Morningstar US Market TR USD	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$11,010	$11,117	$10,521

Average Annual Return [Table Text Block]
Sub header	Since Inception 10/1/2024
Class I	10.10%
Morningstar US Market TR USD	11.17%
CBOE S&P 500 BuyWrite Index (BXM)	5.21%

Performance Inception Date	Oct. 01, 2024
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 16,607,264
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 109,089
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,607,264
# of Portfolio Holdings	112
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$109,089

Holdings [Text Block]

Asset Allocation

Common Stock	95.9%
Money Market Funds	0.0%
Options	(0.1%)
Other	4.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.3%
Software	12.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	5.9%
Banks	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft

[1]	Expenses would be higher if the Fund had been in operation for the entire year.
[2]	Annualized.
[3]	Expenses would be higher if the Fund had been in operation for the entire year.
[4]	Annualized.
[5]	Expenses would be higher if the Fund had been in operation for the entire year.
[6]	Annualized.
[7]	Expenses would be higher if the Fund had been in operation for the entire year.
[8]	Annualized.